Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]
Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2012	2013	2014

France	(15,755)	(3,889)	(392)
United States	6,286	(53,864)	(89,939)
Total	$(9,469)	$(57,753)	$(90,331)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2012	2013	2014

Income tax benefit (provision) computed at the statutory rate (US & France)	2,737	22,842	36,106
Deferred Tax Allowance	(5,251)	(1,930)	(10,973)
Business Tax	(59)	(76)	(1,400)
Non Taxable remeasurement of fair value accounting of earn out	7,303	(9,592)	(22,326)
Total	$4,729	$11,244	$1,407

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013	2014

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	65,657	81,769	66,167
Other deferred income tax assets	3,656	1,898	1,052
Valuation allowance	(64,356)	(69,940)	(57,980)
Net deferred income tax assets	4,957	13,728	9,238
Deferred income tax liabilities	(19,086)	(16,534)	(9,238)
Deferred income taxes, net	(14,130)	(2,806)	-

Schedule Of Income Tax Payments Table [Table Text Block]	The scheduled payments are shown in the following table:
(In thousands of U.S. dollars)	December 31,
2015	5,930
Total current portion	5,930